Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MJ HOLDINGS, INC.
Entity Central Index Key	0001456857
Entity Tax Identification Number	20-8235905
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2580 S. Sorrel St
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89146
City Area Code	(702)
Local Phone Number	879-4440
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false